Financial Assets and Financial Liabilities_Total Gains Or Losses Recognized In Profit Or Loss For The Period(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gains(losses) on financial instruments at fair value through profit or loss
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the year	₩ 70,251	₩ (489,703)	₩ (36,466)
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting year	129,824	(37,668)	144,674
Other operating income(expenses)
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the year	(56,329)	1,388	(405)
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting year	(60,884)	1,331	(289)
Net interest income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the year	0	22	617
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting year	₩ 0	₩ 0	₩ 43